Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Income Tax Contingency [Line Items]
Beginning Balance	$ 17,032	$ 16,715	$ 15,268
Additions for tax positions of the current period	3,189		1,809
Additions for tax positions of prior periods	16,931	993	1,199
Reductions due to settlements	(924)	(228)	(508)
Other reductions for tax positions of prior periods	(4,768)	(448)	(1,053)
Ending Balance	$ 31,460	$ 17,032	$ 16,715